`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     August 7, 2006

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:		59

Form 13F Information Table Value Total:		202,282

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allegheny Technologies Inc     COM              01741R102      370     5341 SH       SOLE                                       5341
Allegiance Bk North Am Com     COM              01747V206       55    10000 SH       SOLE                                      10000
American Intl Group Com        COM              026874107     6121   103652 SH       SOLE                                     103652
Amgen Inc                      COM              031162100     4554    69820 SH       SOLE                                      69820
Anheuser Busch                 COM              035229103     4341    95215 SH       SOLE                                      95215
Aquila Inc Com                 COM              03840P102      146    34750 SH       SOLE                                      34750
Avon Prods Inc Com             COM              054303102     1483    47825 SH       SOLE                                      47825
Bank Of America Corp New       COM              060505104      662    13766 SH       SOLE                                      13766
Bell South Corp NFSC           COM              079860102      234     6461 SH       SOLE                                       6461
Berkshire Hathaway Inc Del Cl  COM              084670108     2200       24 SH       SOLE                                         24
Berkshire Hathaway Inc Del Cl  COM              084670207    11475     3771 SH       SOLE                                       3771
Bfc Finl Corp Cl A             COM              055384200      102    14769 SH       SOLE                                      14769
Capital Crossing Bk Com        COM              140071101      218     8880 SH       SOLE                                       8880
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
Chesapeake Energy Corp Com     COM              165167107     5324   176007 SH       SOLE                                     176007
ChevronTexaco Corp Com         COM              166764100     9655   155575 SH       SOLE                                     155575
Cisco Sys Inc                  COM              17275R102     5715   292631 SH       SOLE                                     292631
Coca-Cola                      COM              191216100     2541    59074 SH       SOLE                                      59074
Colgate Palmolive              COM              194162103      240     4002 SH       SOLE                                       4002
ConocoPhillips Com             COM              20825C104     6626   101110 SH       SOLE                                     101110
Dell Computer                  COM              24702R101     4944   202117 SH       SOLE                                     202117
Exxon Mobil Corp Com           COM              30231G102    15437   251621 SH       SOLE                                     251621
Fidelity Comwlth Tr Ndq Cp Idx COM              315912808      265     3105 SH       SOLE                                       3105
Fuelnation Inc Com New         COM              359528205        3    10000 SH       SOLE                                      10000
General Electric Co            COM              369604103     7001   212414 SH       SOLE                                     212414
Global Crossing                COM              G3921A100        0    13195 SH       SOLE                                      13195
Home Depot                     COM              437076102     6196   173117 SH       SOLE                                     173117
Intel                          COM              458140100     4663   245401 SH       SOLE                                     245401
International Pwr Grou Com     COM              46018A100       10    11525 SH       SOLE                                      11525
Ishares Tr S&P/Topix 150       COM              464287382     3760    31310 SH       SOLE                                      31310
Johnson & Johnson              COM              478160104     7898   131803 SH       SOLE                                     131803
Kinder Morgan Inc Kans Com     COM              49455P101     8604    86140 SH       SOLE                                      86140
Lowes Cos Inc Com              COM              548661107     2546    41965 SH       SOLE                                      41965
Lucent Technologies Com        COM              549463107       26    10728 SH       SOLE                                      10728
Medtronic                      COM              585055106     1657    35310 SH       SOLE                                      35310
Microsoft                      COM              594918104     5026   215715 SH       SOLE                                     215715
Nasdaq 100 Tr Unit Ser 1       COM              631100104      928    23930 SH       SOLE                                      23930
Nokia Corp Sponsored Adr       COM              654902204     4171   205891 SH       SOLE                                     205891
Nortel Networks Corp New       COM              656568102       22    10000 SH       SOLE                                      10000
Oracle Corp Com                COM              68389X105     4640   320231 SH       SOLE                                     320231
Pepsico                        COM              713448108     3835    63878 SH       SOLE                                      63878
Pfizer                         COM              717081103     4919   209606 SH       SOLE                                     209606
Pfsweb Inc Com                 COM              717098107       20    20000 SH       SOLE                                      20000
Proctor & Gamble               COM              742718109     2795    50272 SH       SOLE                                      50272
Provident Energy Tr Tr Unit    COM              74386K104     2584   208882 SH       SOLE                                     208882
SLM Corp                       COM              78442P106     5902   111533 SH       SOLE                                     111533
Student Loan Corp              COM              863902102     5332    26394 SH       SOLE                                      26394
United Healthcare Corp Com     COM              91324P102     5103   113956 SH       SOLE                                     113956
Unitrin Inc Com                COM              913275103      484    11100 SH       SOLE                                      11100
Wal-Mart Stores Inc            COM              931142103      322     6677 SH       SOLE                                       6677
Walgreens, Inc.                COM              931422109     2022    45100 SH       SOLE                                      45100
Wrigley                        COM              982526105     3238    71375 SH       SOLE                                      71375
iShares Tr Russell 1000 Growth COM              464287614      529    10449 SH       SOLE                                      10449
iShares Tr Russell 2000        COM              464287655      653     9097 SH       SOLE                                       9097
iShares Tr S&P Gbl Energy      COM              464287341    10146    95855 SH       SOLE                                      95855
iShares Tr S&P Midcap Value    COM              464287705     5599    75126 SH       SOLE                                      75126
iShares Tr S&P Smlcp Grow      COM              464287887     1390    11338 SH       SOLE                                      11338
iShares Tr S&P Smlcp Value     COM              464287879     3164    45551 SH       SOLE                                      45551
ishares Tr S&p 100 Idx Fd      COM              464287101     4386    75500 SH       SOLE                                      75500
